Share-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended										1 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended				82 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') USD ($)	Dec. 31, 2012 Ordinary granted to Incsight Limited (''Incsight'') USD ($)	Dec. 31, 2012 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 31, 2011 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 31, 2010 Ordinary granted to Incsight Limited (''Incsight'') CNY	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') Vest when Group achieves breakeven	Dec. 08, 2010 Ordinary granted to Incsight Limited (''Incsight'') Vest when cumulative profit reaches US$5 million in a quarter subsequent to the quarter in which Group breaks even	Dec. 31, 2010 Minimum USD ($)	Dec. 31, 2010 Maximum USD ($)	Jul. 31, 2011 Ordinary shares granted to each Four non-executive directors USD ($)	May 31, 2011 Ordinary shares granted to each Four non-executive directors USD ($)	Dec. 31, 2012 Ordinary shares granted to each Four non-executive directors USD ($)	Dec. 31, 2012 Ordinary shares granted to each Four non-executive directors CNY	Dec. 31, 2011 Ordinary shares granted to each Four non-executive directors CNY	Dec. 31, 2012 2004 Option Plan USD ($)	Dec. 31, 2012 2004 Option Plan CNY	Dec. 31, 2011 2004 Option Plan USD ($)	Dec. 31, 2011 2004 Option Plan CNY	Dec. 31, 2010 2004 Option Plan USD ($)	Dec. 31, 2010 2004 Option Plan CNY	Dec. 31, 2012 2004 Option Plan Maximum	Oct. 01, 2008 Stock options granted by TDC HKD	Sep. 30, 2008 Stock options granted by TDC	Dec. 31, 2012 Stock options granted by TDC CNY	Dec. 31, 2011 Stock options granted by TDC CNY	Dec. 31, 2010 Stock options granted by TDC CNY	Dec. 31, 2010 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2010 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2011 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2011 Stock options and ordinary shares granted by Red 5 CNY	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 USD ($)	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 CNY	Sep. 30, 2011 Stock options and ordinary shares granted by Red 5	Apr. 06, 2010 Stock options and ordinary shares granted by Red 5	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 Minimum USD ($)	Dec. 31, 2012 Stock options and ordinary shares granted by Red 5 Maximum USD ($)	Jul. 31, 2011 Nonvested equity interest of Jiushi granted to employees	Dec. 31, 2012 Nonvested equity interest of Jiushi granted to employees USD ($)	Dec. 31, 2012 Nonvested equity interest of Jiushi granted to employees CNY	Dec. 31, 2011 Nonvested equity interest of Jiushi granted to employees CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options originally approved for issuance																					6,449,614	6,449,614							30,000				13,626,955	13,626,955							22,855,591	13,626,955
Stock options contractual term																											5 years
Stock options vesting percentage on each anniversary after grant date																					33.00%	33.00%
Options to purchase ordinary share, outstanding shares																					3,415,741	3,415,741	3,806,615	3,806,615						16,240,000	16,611,000				21,533,673	21,533,673	19,684,602	19,684,602	21,533,673	21,533,673
Options to purchase ordinary shares, available for future grants																					1,928,177	1,928,177													251,632	251,632			251,632	251,632
Total intrinsic value of options exercised																					$ 31,563		$ 41,165		$ 4,579								$ 14,141				$ 3,507
Fair value of options granted				$ 1.92										$ 2.13	$ 2.58	$ 6.03	$ 6.03			6.03			$ 1.92		$ 2.23																		$ 0.012	$ 0.149
Share-based compensation		5,999,643	37,378,374		53,271,520	30,179,917		2,300,000	14,500,000	30,800,000	3,900,000							300,000	1,900,000	2,300,000	2,600,000	16,300,000		17,900,000		24,000,000					400,000	500,000		1,800,000	200,000	4,000,000		1,500,000								100,000	700,000	400,000
Unrecognized compensation cost																					$ 1,900,000	11,500,000													$ 800,000	4,800,000			$ 800,000	4,800,000
Unrecognized compensation cost related to non-vested options, recognition period																					9 months 15 days	9 months 15 days													2 years 7 months 17 days	2 years 7 months 17 days
Equity granted							1,500,000					500,000	1,000,000				30,000
Stock award term							5 years
Fair value of equity granted							$ 6.48																																								2,200,000
Equity expected to vest each year from 2011 to 2013 so long as such directors continue their services during period																	10,000
Equity vested																40,000
Stock options expiration term																													8 years						10 years	10 years
Option granted																												18,961,000							1,921,422	1,921,422			28,963,258	28,963,258
Number of ordinary shares authorized to be purchased																												18,961
Stock options, vesting period																												4 years							4 years	4 years
Stock options, exercise price																												0.1															$ 0.0001	$ 0.2450
Options, expiration date																												Dec. 31, 2015
Maximum exercisable period for stock options granted to a person who is a greater than 10% shareholder on date of grant																																			5 years	5 years			5 years	5 years
Restricted common stocks granted	6,122,435
Percentage of restricted common stocks vested	60.00%
Stocks vested period	36 months
Equity interest granted																																													20.00%